Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Non-current assets
Intangible assets	$ 13,375	$ 14,776
Property, plant and equipment	8,996	9,528
Biological assets	201	176
Investments in associates and joint ventures	5,284	5,334
Other investments	21	39
Other receivables	64	38
Other financial assets	513	623
Deferred tax assets	173	150
Post-employment benefit assets	1,006	1,161
Non-current assets	29,633	31,825
Current assets
Inventories	10,529	10,658
Trade and other receivables	3,277	3,504
Corporate tax receivables	244	354
Assets held for sale	1,145	257
Other financial assets	497	524
Cash and cash equivalents	1,520	2,200
Current assets	17,212	17,497
Total assets	46,845	49,322
Current liabilities
Borrowings and bank overdrafts	(2,449)	(2,928)
Other financial liabilities	(343)	(278)
Trade and other payables	(6,425)	(6,952)
Liabilities held for sale	(681)	(193)
Corporate tax payables	(207)	(138)
Provisions	(625)	(223)
Current liabilities	(10,730)	(10,712)
Non-current liabilities
Borrowings	(19,062)	(20,820)
Other financial liabilities	(796)	(751)
Other payables	(150)	(192)
Provisions	(311)	(316)
Deferred tax liabilities	(2,455)	(2,944)
Post-employment benefit liabilities	(387)	(409)
Non-current liabilities	(23,161)	(25,432)
Total liabilities	(33,891)	(36,144)
Net assets	12,954	13,178
Equity
Share capital	887	887
Share premium	1,703	1,703
Other reserves	(10)	454
Retained earnings	8,291	8,046
Equity attributable to equity shareholders of the parent company	10,871	11,090
Non-controlling interests	2,083	2,088
Total equity	$ 12,954	$ 13,178